Loans and Debentures (Schedule of Contractual Conditions) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current maturities of long-term liabilities:
Loans from banks and others	$ 36,630	$ 20,302
Non-convertible debentures	8,841	2,933
Others	134
Total current liabilities	45,605	23,235
Non-current liabilities
Loans from banks and others	503,647	487,759
Non-convertible debentures	73,006	75,476
Total non-current liabilities	576,653	563,235
Total	$ 622,258	$ 586,470